Organization and Business Operations (Details) - USD ($)				1 Months Ended										12 Months Ended
	Oct. 04, 2021	Aug. 11, 2021	Oct. 26, 2020	Oct. 26, 2021	Oct. 22, 2021	Apr. 23, 2021	Apr. 15, 2021	Mar. 18, 2021	Apr. 23, 2020	Jan. 23, 2020	Oct. 18, 2019	Nov. 20, 2018	Oct. 26, 2018	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)												1,487,992	10,000,000
Sale of price per unit (in Dollars per share)			$ 10.77013
Sale of units (in Shares)			1,000
Extension, shareholders holding, description									In connection with the Extension, shareholders holding 10,073,512 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $105,879,118 (or $10.51 per share) was removed from the Trust Account to pay such shareholders.
Gross proceeds from sale of private units			$ 10,770
Third Extension, shareholders holding, description						In connection with the Third Extension, shareholders holding 135,069 public shares exercised their right to redeem such shares for a pro rata portion of fund held in the Trust Account. As a result, an aggregate of $1,495,303.45 (or $11.07 per share) was released from the Trust Account to pay such shareholders.
Aggregate of released from trust account			$ 10,770		$ 571.56
Aggregate shares price per share (in Dollars per share)					$ 11.43
Percentage of fair market value														80.00%
Test, percentage														80.00%
Percentage of owns or acquires														50.00%
Percentage of equity interests or assets														100.00%
Business acquired, percentage														80.00%
Deposit in the trust account per share (in Dollars per share)														$ 10
Net tangible assets														$ 5,000,001
Public share redeem percentage														100.00%
Merger agreement description														On August 11, 2021, September 10, 2021, and October 4, 2021, the Company, Merger Sub and SolarMax entered into a third amendment, a fourth amendment, and a fifth amendment to the Merger Agreement. Pursuant to these amendments: (i) the number of ordinary shares of the Company to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than the Redemption Price; (ii) SolarMax, which, as of October 4, 2021 had made the non-interest bearing loans to Alberton in connection with the Extension, Second Extension, and Third Extension (the “Extension Loan”), totaling of $927,567, agreed, if the amendment to Alberton’s Amended and Restated Memorandum and Articles of Association in connection with the October 2021 Extension (the “Extension Amendment”) is approved by SolarMax’ shareholders, to make up to additional six Extension Loans, and all of the Extension Loans will be paid at the closing of the Business Combination with SolarMax; (iii) the requirement that the Company satisfy its obligation to settle the deferred underwriting compensation paid to Chardan Capital Markets LLC, which is $4,020,797, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Founder Shares was eliminated and these notes will be paid at the closing, (v) 800,000 Founder Shares will be canceled immediately prior to the closing, (vi) all outstanding Private Warrants, each exercisable for one-half of one ordinary shares of the Company (or common stock of the Company following redomestication), including all rights to receive additional Private Warrants which may be issued upon conversion of any notes or other advances made to Purchaser, shall be cancelled, and the Company shall issue to the holder of the Private Warrants (including any right to receive additional Private Warrants) a total of 44,467 ordinary shares of the Company immediately prior to the closing, (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of the Company of $651,369 and agreed to make additional advances of up to $12,233. These loans will be paid at the closing; (viii) on October 4, 2021, the Company entered into securities purchase agreement with two investors who agreed to purchase convertible notes in the principal amount of $10 million. The notes are automatically converted at the closing into shares of common stock with a conversion price equal to ten times the average price of the Company’s rights for the 25 trading days ending on the 2nd trading day before the proxy statement is mailed to the Company’s shareholders, (ix) at the closing, the Company shall issue, under the incentive plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of common stock as the compensation shares for their service as independent directors of the Company until the closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain consulting agreement between the Company and Citiking, among which 50,000 shares shall vest immediately upon the closing, 50,000 shares shall vest upon the first anniversary of the closing, 50,000 shares shall vest on the second anniversary of the Closing and remaining 50,000 shares shall vest on the third anniversary of the closing; and (x) the Company agreed that the Company would assume the Sponsor’s obligation to make a $50,000 payment to the Company’s former chief executive officer immediately prior to the closing.
Forfeit aggregate shares (in Shares)		800,000
Aggregate shares purchase price		$ 18,000,000
Stock purchase agreement description		On August 11, 2021, the Company also entered into certain stock purchase agreement (the “PIPE SPA”) with JSDC Investment LLC (the “PIPE Investor”) who is a minority existing shareholder of SolarMax, pursuant to which the PIPE Investor shall purchase immediately prior to the closing, ordinary shares of the Company (or common stock of the Company following redomestication) at the amount equal to (i) $6 million divided by (ii) a price per share equal to the price at which each share of the Company is redeemed pursuant to the redemption by public shareholders in connection with the merger.
Aggregate amount	$ 10,000,000
Sale of new notes price	$ 10,000,000
Certain letter agreement		On August 11, 2021, the Company entered into a certain letter agreement (the “IR Agreement”) with Citiking, pursuant to which Citiking shall render investor relations services to the Company and to generally act as its investor relations consultant for the Asian market pursuant to the terms of the IR Agreement upon and following the closing of the Merger. Under the terms of the IR Agreement, the Company has agreed to issue an aggregate of 200,000 Ordinary Shares or Common Stock to Citiking as consideration for its services, of which first 50,000 shares shall vest at the closing of the Merger, 50,000 shares shall vest at the first anniversary of the closing of the Merger, 50,000 shares shall vest at the second anniversary and last 50,000 shares shall vest on the third anniversary of the closing of the Merger, provided that Citiking remains as advisor to the Company at each vesting date.
Deposit trust account				$ 1,148,799
Principal amount											$ 1,148,800
Liquidation, description									In connection with the approval of the extension, shareholders elected to redeem an aggregate of 10,073,512 of the Company’s ordinary shares. As a result, an aggregate of $105,879,118 (or $10.51 per share) was released from the Company’s Trust Account to pay such shareholders.
Business combination description														The Company agreed to contribute, or cause to be contributed on its behalf (the “Cash Contribution”), $60,000 for the aggregate number of Public Shares that did not convert in connection with the Extension (the “Remaining Public Shares”) for each monthly period or portion thereof that is needed to complete a Business Combination (commencing on April 27, 2020 until the earlier of the consummation of a Business Combination and the expiry of the Extension). The Cash Contribution will be deposited as additional interest on the proceeds in the Trust Account and will be distributed pro rata as a part of the redemption amount to each Remaining Public Share in connection with a future redemption. In addition, at the earlier date (the “Issuance Date”) of the consummation of its initial Business Combination and the expiry of the Extension, the Company will issue a dividend of one warrant to purchase one-half of one ordinary share for each Remaining Public Share. Each such warrant will be identical to the warrants included in the Units sold in the Company’s Initial Public Offering (the “Dividend”, collectively with the Cash Contribution, the “Contribution”).
Redeem an aggregate of ordinary shares (in Shares)			1,000
Aggregate of per shares (in Dollars per share)			$ 10.77013
Aggregate per share (in Dollars per share)														$ 0.05
Remaining share (in Dollars per share)							$ 0.06							$ 11.5
Additional interest amount							$ 84,808.8
Pro rata extension price								$ 10.97
Subsequent liquidation Value								11.33
Redemption amount								$ 10.97
Deposit price per share (in Dollars per share)					$ 0.1
Deposited an aggregate, description														the Company deposited an aggregate of $1,499,944 into the Trust Account to fund the Extension. The Extension was partially funded from a $140,000 advance provided by the Sponsor (see Note 5), $100,000 from the AMC Note (defined below) and $1,259,944 from the SolarMax Notes (see Note 6).
Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Trust account										$ 1,148,800	$ 1,148,799
Loan provided by the sponsor										780,000
Partially company's working capital										368,800
Aggregate principal amount										$ 780,000
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Aggregate principal amount														$ 651,369
Bin (Ben) Wang [Member]
Organization and Business Operations (Details) [Line Items]
Forfeit aggregate shares (in Shares)		50,000
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)													10,000,000
Sale of price per unit (in Dollars per share)													$ 10
Generating gross proceeds from initial public offering													$ 100,000,000
Initial Public Offering [Member] | Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)													$ 10
Net proceeds													$ 100,000,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)												$ 10		$ 10
Sale of units (in Shares)														300,000
Additional units (in Shares)												29,760
Additional gross proceeds												$ 297,600
Gross proceeds from sale of private units												$ 297,600
Private Placement [Member] | Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)														$ 10
Sale of units (in Shares)														300,000
Generating gross proceeds from private placement														$ 3,000,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)												$ 10
Generating gross proceeds from initial public offering												$ 14,879,920
Sale of units (in Shares)												1,487,992
Over-Allotment Option [Member] | Trust Account [Member]
Organization and Business Operations (Details) [Line Items]
Sale of price per unit (in Dollars per share)												$ 10
Additional net proceeds												$ 14,879,920
Trust account												$ 114,879,920